FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
17.	FAIR VALUE MEASUREMENTS

Assets and liabilities measured at fair value on a recurring basis

The Company measured its financial assets and liabilities including short-term investments and written put option at fair value on a recurring basis as of December 31, 2013 and 2014.

The short-term investments included the investments in equity securities and corporate bonds that were traded publicly in the open market and are valued based on the quoted market price.

The Company's derivative financial instruments were classified as Level 2, as they were not actively traded and was valued using pricing models that used observable market inputs. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during the periods presented.

Assets and liability measured at fair value on a recurring basis

The following table summarizes the Company's financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2013 and 2014, respectively:

	As of December 31, 2013				As of December 31, 2014
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in	Significant			Quoted price in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Available-for-sale investments:
Equity securities	$237,794	$-	$-	$237,794	$27,810	$-	$-	$27,810
Corporate bonds	62,907	-	-	62,907	-	-	-	-
Derivative financial instruments:
Interest rate swaptions	-	1,294	-	1,294	-	1,937	-	1,937
Interest rate swap	-	-	-	-	-	(363)	-	(363)
Written put option	-	-	-	-	-	-	(730)	(730)
Total	$300,701	$1,294	$-	$301,995	$27,810	$1,574	$(730)	$28,654

The following table provides additional information about the reconciliation of the fair value measurements of written put option using significant unobservable inputs (level 3) from December 31, 2013 to December 31, 2014.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2013	$-
Initial recognition	(730)
Change in fair value	-
Balance at December 31, 2014	$(730)

Available-for-sale equity securities were valued using the market approach based on the quoted prices in active markets at the reporting date.

Derivative financial instruments were valued based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data.

The written put option was valued using the Binomial pricing model. The calculation was based on the exercise price of $2.25 per share, annual risk free rate of 1.61%, dividend yield of 0% and volatility of 32%.

Assets measured at fair value on a nonrecurring basis

The Company measured its property and equipment, goodwill and other intangible assets, long-term investments at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2013 and 2014:

		Fair value measurements at reporting date using					Fair value measurements at reporting date using
		As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses

Intangible assets-game licenses and domain name	(i)	$-	$-	$-	$-	$208	$-	$-	$-	$-	$1,925
Equity method investment-Mapbar	(ii)	2,414	-	-	2,414	19,012	-	-	-	-	-
Equity method investment-Gaoxue	(iii)	1,754	-	-	1,754	4,013	1,326	-	-	-	-

(i)	As of December 31, 2013 and 2014, the Company used income approach to measure the fair value of domain name in game sector and certain online game's licenses that were terminated due to an internal restructuring. Since such items no longer provided positive cash flows, they were fully impaired in the amount of $208 and $1,925 for the years ended December 31, 2014.

(ii)	As of December 31, 2013, the Company valuated the fair value of the investment in Mapbar using the cost approach. The significant unobservable inputs that were used in the valuation included the estimated recovery rate for the investee's assets. The range of estimated recovery rate was from 36% to 100%. As of December 31, 2014, the carrying amount of the investment in Mapbar was reduced to zero because of share of loss.

(iii)	As of December 31, 2013, the Company valuated the fair value of the investment in Gaoxue using the income approach. The significant unobservable inputs that were used in the valuation included:

Range
Estimated net revenues	13,022~52,944
Estimated terminal growth rate	3%
Discount rate	25%
Timing of cash flows	7 years

As of December 31, 2014, the investment in Gaoxue was not re-measured by fair value.

In addition, the Company measured the goodwill (see Note 13) and acquired indefinite-lived intangible assets (see Note 11) on a nonrecurring basis on September 30, 2014 using models with significant unobservable inputs (Level 3 inputs).